Summary of Significant Accounting Policies - Employee Benefit Plans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit plans
Expense due to employee benefit plans	¥ 14,870,527	¥ 8,443,633	¥ 10,210,835
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	5,989,994	3,022,423	2,363,553
Research and development
Employee benefit plans
Expense due to employee benefit plans	1,294,439	962,709	2,468,898
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	3,775,110	1,881,648	2,077,128
General and administrative
Employee benefit plans
Expense due to employee benefit plans	¥ 3,810,984	¥ 2,576,853	¥ 3,301,256